GOODWILL - Changes in the net carrying amount of goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	$ 2,714.0
Goodwill at end of year	2,718.5	$ 2,714.0
Cost
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	5,706.8	5,685.7
Business acquisitions	4.5	21.1
Goodwill at end of year	5,711.3	5,706.8
Accumulated impairment losses
Changes in the net carrying amount of goodwill
Goodwill at beginning of year	(2,992.8)
Goodwill at end of year	$ (2,992.8)	$ (2,992.8)